TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Operating losses carry forwards		$ 725	$ 2,091
Capital losses carry forwards		37	1,327
Tax Credits		195	367
Right of use liability		145	140
Property, plant and equipment		183	178
Deferred revenue		113	129
Reserves		76	1,184
Total deferred taxes before valuation allowance		1,474	5,416
Valuation allowance		(602)	(3,970)
Deferred tax assets, net:		872	1,446
Deferred tax liabilities:
Intangible assets		(261)	(269)
Right of use asset		(145)	(140)
Tax credits		(55)	(43)
Undistributed earnings of subsidiaries		(320)	(279)
Deferred tax liabilities		(781)	(731)
Net deferred tax assets		91	715
Domestic [Member]
Deferred tax liabilities:
Deferred tax assets, Domestic	[1]	(153)	(179)
Foreign Tax Jurisdiction [Member]
Deferred tax liabilities:
Deferred tax assets, Foreign		$ 244	$ 894

[1]	Domestic refers to Canada.